Subsequent Events	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
Subsequent events
20.	Subsequent events

On July 12, 2024, the Company entered into a Supplemental Share Purchase Agreement with Zisu Zhou, a People’s Republic of China national (the “Seller”), together with the Original Share Purchase Agreement signed on March 9, 2023 by and among the Seller and the Target. Pursuant to the Supplemental Share Purchase Agreement, the Seller will be selling, and the Company will be purchasing, 60% of the equity interest of the Target at the total purchase price of US$8,000,000. The Securities Purchase Agreements and the transaction contemplated thereby, have been approved by the Company’s board of directors. On July 17, 2024, the Company completed the payment of remaining balance of $5,000,000. The transaction then has been closed.

In preparing these unaudited condensed consolidated financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through September 20, 2024, the date the unaudited condensed consolidated financial statements were available to be issued. No events require adjustment to or disclosure in the unaudited condensed consolidated financial statements.